UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $619,143 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    25816   326169 SH       SOLE                        0     2670   323499
ADVANCE AUTO PARTS INC         COM              00751Y106      256     7530 SH       SOLE                        0        0     7530
AMERICAN EXPRESS CO            COM              025816109    21291   486995 SH       SOLE                        0     3645   483350
AMERICAN INTL GROUP INC        COM              026874107    19933   460874 SH       SOLE                        0     3355   457519
AUTOMATIC DATA PROCESSING IN   COM              053015103    25056   591087 SH       SOLE                        0     4670   586417
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    26650     5958 SH       SOLE                        0       46     5912
CANADIAN NATL RY CO            COM              136375102    27943   578295 SH       SOLE                        0     5014   573281
CANON INC                      ADR              138006309    25032   539835 SH       SOLE                        0     4380   535455
CARNIVAL CORP                  PAIRED CTF       143658300    22699   560757 SH       SOLE                        0     4455   556302
CHEVRON CORP NEW               COM              166764100    24560   287719 SH       SOLE                        0     2325   285394
CORNING INC                    COM              219350105      299    12430 SH       SOLE                        0        0    12430
DISNEY WALT CO                 COM DISNEY       254687106    26054   830273 SH       SOLE                        0     6720   823553
EXXON MOBIL CORP               COM              30231G102      256     3030 SH       SOLE                        0        0     3030
FISERV INC                     COM              337738108    21922   455854 SH       SOLE                        0     3640   452214
FRANKLIN RES INC               COM              354613101    25000   257755 SH       SOLE                        0     2070   255685
GENERAL ELECTRIC CO            COM              369604103    26544   717200 SH       SOLE                        0     5700   711500
GENL AMERN INVS PREF B         Preferred B      368802401     1774    74695 SH       SOLE                        0     1710    72985
GENUINE PARTS CO               COM              372460105    16878   419650 SH       SOLE                        0     3155   416495
GRAINGER W W INC               COM              384802104    27558   360755 SH       SOLE                        0     3100   357655
HONDA MOTOR LTD                AMERN SHS        438128308    11189   388381 SH       SOLE                        0     3405   384976
ILLINOIS TOOL WKS INC          COM              452308109    11099   230120 SH       SOLE                        0     1760   228360
JOHNSON & JOHNSON              COM              478160104    27298   420805 SH       SOLE                        0     3380   417425
MCDONALDS CORP                 COM              580135101    22591   405079 SH       SOLE                        0     3840   401239
MICROSOFT CORP                 COM              594918104      399    14075 SH       SOLE                        0        0    14075
NESTLE S A REG B ADR           SPONSORED ADR    641069406      369     2940 SH       SOLE                        0        0     2940
NIKE INC                       CL B             654106103    13262   195028 SH       SOLE                        0     1645   193383
NOKIA CORP                     SPONSORED ADR    654902204    22705   713325 SH       SOLE                        0     5490   707835
NOVARTIS A G                   SPONSORED ADR    66987V109    24855   485169 SH       SOLE                        0     3975   481194
PROCTER & GAMBLE CO            COM              742718109      214     3054 SH       SOLE                        0        0     3054
QUALCOMM INC                   COM              747525103      317     7740 SH       SOLE                        0        0     7740
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    26845   541565 SH       SOLE                        0     4400   537165
SCHLUMBERGER LTD               COM              806857108    26030   299195 SH       SOLE                        0     2400   296795
SYSCO CORP                     COM              871829107    24196   833758 SH       SOLE                        0     6585   827173
TARGET CORP                    COM              87612E106      408     8060 SH       SOLE                        0        0     8060
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    15709   155706 SH       SOLE                        0     1160   154546
WALGREEN CO                    COM              931422109    26136   686163 SH       SOLE                        0     5550   680613